UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2007

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CR
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-10792

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

JOHN LEPLEY    DES MOINES, IA    04/30/2007

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           14
Form 13F Information Table Value Total:           $ 4,004

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  AMERICAN INTERNATIONAL GROUP     COM          026874107       303     4515 SH        SOLE             4515
  ANHEUSER BUSCH                   COM          035229103       608    12054 SH        SOLE             12054
  EXXON MOBIL                      COM          30231G102       307     4065 SH        SOLE             4065
  GENERAL ELECTRIC CO.             COM          369604103       451    12756 SH        SOLE             12756
  HILLS BANCORPORATION             COM          431643105       216     3600 SH        SOLE             3600
  JOHNSON & JOHNSON                COM          478160104       381     6330 SH        SOLE             6330
  MARINER                          COM          568459101         0    20000 SH        SOLE             20000
  MCDONALDS CORP                   COM          580135101       207     4590 SH        SOLE             4590
  MICROSOFT CORP                   COM          594918104       348    12483 SH        SOLE             12483
  PEPSICO INC                      COM          713448108       391     6148 SH        SOLE             6148
  PROCTER & GAMBLE                 COM          742718109       276     4371 SH        SOLE             4371
  UNITED TECHNOLOGIES              COM          913017109       215     3300 SH        SOLE             3300
  WELLS FARGO                      COM          949746101       301     8728 SH        SOLE             8728
  TRAVELCENTERS                    COM          JKE174103         0    50000 SH        SOLE             50000